Legal, competition and regulatory matters	12 Months Ended
Dec. 31, 2024
Legal proceedings provision [abstract]
Legal, competition and regulatory matters	Legal, competition and regulatory matters
The Barclays Bank Group faces legal, competition and regulatory challenges, many of which are beyond our control. The extent of the impact of these matters cannot always be predicted but may materially impact our operations, financial results, condition and prospects.
Matters arising from a set of similar circumstances can give rise to either a contingent liability or a provision, or both, depending on the relevant facts and circumstances.
The recognition of provisions in relation to such matters involves critical accounting estimates and judgements in accordance with the relevant accounting policies applicable to Note 22, Provisions. We have not disclosed an estimate of the potential financial impact or effect on the Barclays Bank Group of contingent liabilities where it is not currently practicable to do so. Various matters detailed in this note seek damages of an unspecified amount. While certain matters specify the damages claimed, such claimed amounts do not necessarily reflect the Barclays Bank Group’s potential financial exposure in respect of those matters.
Investigations into certain advisory services agreements and other proceedings
FCA proceedings
In 2008, Barclays Bank PLC and Qatar Holdings LLC entered into two advisory service agreements (the Agreements). The Financial Conduct
Authority (FCA) conducted an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and
November 2008 (the Capital Raisings) and therefore should have been disclosed in the announcements or public documents relating to the
Capital Raisings. In 2013, the FCA issued warning notices (the Warning Notices) finding that Barclays PLC and Barclays Bank PLC acted recklessly and in breach of certain disclosure-related listing rules, and that Barclays PLC was also in breach of Listing Principle 3. The financial penalty provided in the Warning Notices was £50m. Barclays PLC and Barclays Bank PLC contested the findings. In 2022, the FCA’s
Regulatory Decisions Committee (RDC) issued decision notices finding that Barclays PLC and Barclays Bank PLC breached certain disclosure-related listing rules. The RDC also found that in relation to the disclosures made in the Capital Raising of November 2008,
Barclays PLC and Barclays Bank PLC acted recklessly, and that Barclays PLC breached Listing Principle 3. The RDC upheld the combined penalty of £50m on Barclays PLC and Barclays Bank PLC, the same penalty as in the Warning Notices. Barclays PLC and Barclays Bank PLC
referred the RDC’s findings to the Upper Tribunal for reconsideration. In November 2024, Barclays PLC and Barclays Bank PLC withdrew the reference to the Upper Tribunal and agreed a settlement with the FCA for a combined penalty of £40m without accepting the FCA’s findings. This matter is now concluded.
Other proceedings
In 2023, Barclays Bank PLC received requests for arbitration from two Jersey special purpose vehicles connected to PCP International
Finance Limited asserting claims in relation to the October 2008 capital raising. Barclays Bank PLC is defending these claims.
Civil actions related to LIBOR and other benchmarks
Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Barclays Bank Group and other banks in relation to the alleged manipulation of LIBOR and/or other benchmarks.
US civil actions related to LIBOR
Multiple civil actions have been filed in the US against the Barclays Bank Group and other banks alleging manipulation of USD LIBOR,
Sterling LIBOR and the LIBOR benchmark that was administered by the Intercontinental Exchange Inc. and certain of its affiliates (ICE
LIBOR).
With respect to USD LIBOR, two actions alleging that Barclays Bank PLC, Barclays Capital Inc. (BCI) and other financial institutions individually and collectively violated provisions of the US Sherman Antitrust Act (Antitrust Act), the US Commodity Exchange Act (CEA), the
US Racketeer Influenced and Corrupt Organizations Act (RICO), the US Securities Exchange Act of 1934 and various state laws by manipulating USD LIBOR rates remain pending in the Southern District of New York (SDNY). Both seek unspecified damages. Barclays Bank
PLC has moved for summary judgment in these actions, and briefing on that motion was completed in January 2025. Barclays Bank PLC has settled two other actions asserting substantially similar claims in 2023 and 2024. The financial impact of these settlements is not material to the Barclays Bank Group’s operating results, cash flows or financial position.
With respect to Sterling LIBOR, consolidated class actions filed in the SDNY against Barclays Bank PLC, BCI and other Sterling LIBOR panel banks alleging, among other things, manipulation of the Sterling LIBOR rate in violation of the Antitrust Act, CEA and RICO, were dismissed in 2018. Oral argument on the plaintiffs’ appeal of that dismissal was heard by the US Court of Appeals for the Second Circuit (Second
Circuit) in April 2024.
With respect to ICE LIBOR, in August 2020, a group of individual plaintiffs in the US District Court for the Northern District of California on
behalf of individual borrowers and consumers of loans and credit cards with variable interest rates linked to USD ICE LIBOR brought an action against Barclays Bank PLC and other financial institutions alleging Antitrust Act violations. The defendants’ motion to dismiss the case was granted in 2022. The US Court of Appeals for the Ninth Circuit affirmed the dismissal in December 2024.
Non-US benchmarks civil actions
There remains one claim, issued in 2017, against Barclays Bank PLC and other banks in the UK in connection with alleged manipulation of
LIBOR. Proceedings have also been brought in a number of other jurisdictions in Europe and Israel relating to alleged manipulation of LIBOR and EURIBOR.
Foreign exchange civil actions
Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Barclays Bank Group and other banks in relation to alleged manipulation of foreign exchange markets.
US retail basis civil action
In 2015, a putative class action was filed against several international banks, including Barclays PLC and BCI, on behalf of a proposed class of individuals who exchanged currencies on a retail basis at bank branches (Retail Basis Claims). The SDNY has ruled that the Retail Basis
Claims are not covered by the settlement agreement in the consolidated FX action. The court subsequently dismissed all Retail Basis Claims against the Barclays Bank Group and all other defendants. The plaintiffs filed an amended complaint. The defendants’ motion for summary judgment was granted in 2023, dismissing the plaintiffs’ remaining claims. The plaintiffs appealed the decision and the dismissal was upheld by the appellate court in May 2024. The plaintiffs’ motion for reconsideration was denied. The plaintiffs did not seek US Supreme Court review and the matter is now concluded.
Non-US FX civil actions
Legal proceedings have been brought or are threatened against Barclays PLC, Barclays Bank PLC, BCI and Barclays Execution Services
Limited (BX) in connection with alleged manipulation of foreign exchange in the UK, a number of other jurisdictions in Europe, Israel, Brazil and Australia.
The above-mentioned proceedings include two purported class actions filed against Barclays PLC, Barclays Bank PLC, BX, BCI and other financial institutions in the UK Competition Appeal Tribunal (CAT) in 2019. The second class action has now been discontinued. The CAT refused to certify the remaining claim in 2022 and, in 2023, the Court of Appeal overturned the CAT’s decision and found that the claim should be certified on an opt-out basis. Barclays and the other financial institutions involved have obtained permission to appeal this decision to the UK Supreme Court.
Metals-related civil actions
A US civil complaint alleging manipulation of the price of silver in violation of the CEA, the Antitrust Act and state antitrust and consumer protection laws was brought by a proposed class of plaintiffs against a number of banks, including Barclays Bank PLC, BCI and BX, and transferred to the SDNY. The complaint was dismissed against these Barclays entities and certain other defendants in 2018, and against the remaining defendants in 2023. The plaintiffs have appealed the dismissal of the complaint against all defendants.
Civil actions have also been filed in Canadian courts against Barclays PLC, Barclays Bank PLC, Barclays Capital Canada Inc. and BCI on behalf of proposed classes of plaintiffs alleging manipulation of gold and silver prices.
US residential mortgage related civil action
There remains one US Residential Mortgage-Backed Securities (RMBS) related civil action arising from unresolved repurchase requests submitted by Trustees for certain RMBS, alleging breaches of various loan-level representations and warranties (R&Ws) made by Barclays
Bank PLC and/or a subsidiary acquired in 2007. Barclays’ motion to dismiss the action was denied in 2023. The parties appealed the decision and, in January 2025, the appellate court reversed the lower court’s decision and dismissed the action. The plaintiff has the right to request review by the New York State Court of Appeals.
Government and agency securities civil actions
Treasury auction securities civil actions
Consolidated putative class action complaints filed in US federal court against Barclays Bank PLC, BCI and other financial institutions under the Antitrust Act and state common law allege that the defendants (i) conspired to manipulate the US Treasury securities market and/or (ii)
conspired to prevent the creation of certain platforms by boycotting or threatening to boycott such trading platforms. The court dismissed the consolidated action in 2021. The plaintiffs filed an amended complaint. The defendants’ motion to dismiss the amended complaint was granted in 2022. The plaintiffs appealed this decision, and in February 2024 the appellate court affirmed the dismissal. The plaintiffs did not seek US Supreme Court review, thereby concluding the matter.
In addition, certain plaintiffs have filed a related, direct action against BCI and certain other financial institutions, alleging that defendants conspired to fix and manipulate the US Treasury securities market in violation of the Antitrust Act, the CEA and state common law. This action remains stayed.
Supranational, Sovereign and Agency bonds civil actions
Civil antitrust actions have been filed in the Federal Court of Canada in Toronto against Barclays Bank PLC, BCI, BX, Barclays Capital
Securities Limited and Barclays Capital Canada Inc. and other financial institutions alleging that the defendants conspired to fix prices and restrain competition in the market for US dollar-denominated Supranational, Sovereign and Agency bonds.
The parties have reached a settlement, which has received final court approval and has been paid. The financial impact of the settlement is not material to the Barclays Bank Group’s operating results, cash flows or financial position.
Variable Rate Demand Obligations civil actions
Civil actions have been filed against Barclays Bank PLC and BCI and other financial institutions alleging the defendants conspired or colluded to artificially inflate interest rates set for Variable Rate Demand Obligations (VRDOs). VRDOs are municipal bonds with interest rates that reset on a periodic basis, most commonly weekly. An action in state court has been filed by private plaintiffs on behalf of the state of
California and the matter is in discovery. Three putative class action complaints have been consolidated in the SDNY. In the consolidated
SDNY class action, certain of the plaintiffs’ claims were dismissed in 2020 and 2022 and the plaintiffs’ motion for class certification was granted in 2023, which means the case may proceed as a class action. The defendants are appealing this decision.
Odd-lot corporate bonds antitrust class action
In 2020, BCI, together with other financial institutions, were named as defendants in a putative class action in the US. The complaint alleges a conspiracy to boycott developing electronic trading platforms for odd-lots and price fixing. The plaintiffs demand unspecified money damages. The defendants’ motion to dismiss was granted in 2021, which the plaintiffs appealed. In July 2024, the Second Circuit vacated the judgment and remanded the case to the SDNY, where the plaintiffs filed a second amended complaint in September 2024. The defendants have filed a motion to dismiss.
Credit Default Swap civil action
A putative antitrust class action is pending in New Mexico federal court against Barclays Bank PLC, BCI and various other financial institutions. The plaintiffs, the New Mexico State Investment Council and certain New Mexico pension funds, allege that the defendants conspired to manipulate the benchmark price used to value Credit Default Swap (CDS) contracts at settlement (i.e, the CDS final auction price). The plaintiffs allege violations of US antitrust laws and the CEA, and unjust enrichment under state law. The defendants’ motion to dismiss was denied in 2023. In January 2024, the SDNY ruled that settlement in an earlier CDS antitrust litigation bars these plaintiffs from asserting claims based on conduct occurring before 30 June 2014. The plaintiffs have appealed to the Second Circuit.
Interest rate swap and credit default swap US civil actions
Barclays PLC, Barclays Bank PLC and BCI, together with other financial institutions that act as market makers for interest rate swaps (IRS), are named as defendants in several antitrust actions, including one putative class action and individual actions brought by certain swap execution facilities, which are consolidated in the SDNY. The complaints allege the defendants conspired to prevent the development of exchanges for IRS and demand unspecified money damages. The parties have reached a settlement of the class action, which received preliminary court approval and has been paid. The financial impact of the settlement is not material to the Barclays Bank Group’s operating results, cash flows or financial position. The individual claims will proceed separately in the SDNY.
In 2017, Tera Group Inc. (Tera) filed a separate civil antitrust action in the SDNY claiming that certain conduct alleged in the IRS cases also caused Tera to suffer harm with respect to the Credit Default Swaps market. In 2019, the court dismissed Tera’s claims for unjust enrichment and tortious interference but denied motions to dismiss the antitrust claims. Tera filed an amended complaint in 2020. Barclays’
motion to dismiss all claims was granted in 2023. Tera initially appealed this decision, but in September 2024, Tera declined to pursue its appeal against Barclays. In October 2024, the Second Circuit affirmed the dismissal against the remaining defendants, including Barclays, and the matter is now concluded.
BDC Finance L.L.C.
In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the Supreme Court of the State of New York, demanding damages of $298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master
Agreement (the Master Agreement). Following a trial, the court ruled in 2018 that Barclays Bank PLC was not a defaulting party, which was affirmed on appeal. In 2021, the trial court entered judgment in favour of Barclays Bank PLC for $3.3m and as yet to be determined legal fees and costs. In 2022, the appellate court reversed the trial court’s summary judgment decision in favour of Barclays Bank PLC and remanded the case to the lower court for further proceedings. The parties filed cross-motions on the scope of trial. In January 2024, the court ruled in Barclays’ favour. In December 2024, the appellate court reversed the trial court’s judgment.
Civil actions in respect of the US Anti-Terrorism Act
Eight civil actions, on behalf of more than 4000 plaintiffs, were filed in US federal courts in the US District Court in the Eastern District of
New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank
PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Iranian government and various
Iranian banks, which in turn funded acts of terrorism that injured or killed the plaintiffs or the plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the provisions of the US Anti-Terrorism Act, which allow for the trebling of any proven damages.
The court granted the defendants’ motions to dismiss three out of the six actions in the EDNY. The plaintiffs appealed in one action and the dismissal was affirmed, and judgment was entered, in 2023. The plaintiffs’ motion to vacate the judgment is fully briefed. The other two dismissed actions in the EDNY were consolidated into one action. The plaintiffs in that action, and in one other action in the EDNY, filed amended complaints in 2023. The two other actions in the EDNY are currently stayed. Out of the two actions in the SDNY, the court granted the defendants’ motion to dismiss the first action. That action is stayed, and the second SDNY action is stayed pending any appeal on the dismissal of the first.
Shareholder derivative action
In 2020, a purported Barclays shareholder filed a putative derivative action in New York state court against BCI and a number of current and former members of the Board of Directors of Barclays PLC and senior executives or employees of the Barclays Bank Group. The shareholder plaintiff filed the claim on behalf of nominal defendant Barclays PLC, alleging that the individual defendants harmed the company through breaches of their duties, including under the Companies Act 2006. The plaintiff seeks damages on behalf of Barclays PLC for the losses that
Barclays PLC allegedly suffered as a result of these alleged breaches. An amended complaint was filed in 2021, which BCI and certain other defendants moved to dismiss. The motion to dismiss was granted in 2022. The plaintiff appealed the decision, and the dismissal was unanimously affirmed in 2023 by the First Judicial Department in New York. The plaintiff has appealed the First Judicial Department’s decision to the New York Court of Appeals.
Derivative transactions civil action
In 2021, Vestia, a Dutch housing association, brought a claim against Barclays Bank PLC in the UK High Court in relation to a series of derivative transactions entered into with Barclays Bank PLC between 2008 and 2011, seeking damages of £329m. In May 2024, Barclays
Bank PLC reached a settlement whereby Barclays paid €43.5m with no acknowledgement of liability. This matter is now closed.
Skilled person review in relation to historic timeshare loans and associated matters
Clydesdale Financial Services Limited (CFS), which trades as Barclays Partner Finance and houses Barclays’ point-of-sale finance business, was required by the FCA to undertake a skilled person review in 2020 following concerns about historic affordability assessments for certain loans to customers in connection with timeshare purchases. The skilled person review was concluded in 2021. CFS complied fully with the skilled person review requirements, including carrying out certain remediation measures. CFS was not required to conduct a full back book review. Instead, CFS reviewed limited historic lending to ascertain whether its practices caused customer harm and is remediating any examples of harm. This work was substantially completed during 2023, utilising provisions booked to account for any remediations. The remaining provisions are expected to be utilised during early 2025. This matter is otherwise concluded.
Motor finance commission arrangements
In January 2024, the FCA appointed a skilled person to undertake a review of the historical use of discretionary commission arrangements and sales in the motor finance market across several firms. Barclays is co-operating fully with the FCA’s skilled person review, the outcome of which is unknown. This review follows two final decisions by the UK Financial Ombudsman Service (FOS), including one upholding a complaint against CFS in relation to commission arrangements and disclosure in the sale of motor finance products, and a number of complaints and court claims, including some against CFS.
In April 2024, CFS filed a judicial review challenge in the High Court against the FOS’s decision in relation to commission arrangements and disclosure in the sale of motor finance products. In December 2024, the High Court ruled against CFS. CFS has obtained permission to appeal.
Separately, in October 2024, the English Court of Appeal issued judgment against the lenders in three motor finance commissions cases.
CFS is not a party to this litigation. The Supreme Court has agreed to hear an appeal of these cases, which will take place in April 2025. In light of this decision and onward appeal, the FCA has extended its pause on complaints to include all motor finance commissions, not just discretionary commission arrangements. CFS ceased operating in the motor finance market in late 2019.  In 2020, CFS was transferred from
Barclays Bank PLC to Barclays Principal Investments Ltd (BPIL), another subsidiary of Barclays PLC. Barclays Bank PLC has provided an intragroup indemnity to BPIL in respect of historic litigation and conduct matters relating to CFS.
Over-issuance of securities in the US
In 2022, executive management became aware that Barclays Bank PLC had issued securities materially in excess of the set amount under its
US shelf registration statements.
In 2022, a purported class action claim was filed in the US District Court in Manhattan seeking to hold Barclays PLC, Barclays Bank PLC and former and current executives responsible for declines in the price of Barclays PLC’s American depositary receipts, which the plaintiffs claim occurred as a result of alleged misstatements and omissions in its public disclosures. The defendants’ motion to dismiss the case was granted in part and denied in part in February 2024.
The parties have reached a settlement in respect of such lawsuit, which has received preliminary court approval and has been paid. The financial impact of this settlement is not material to the Group’s operating results, cash flows or financial position. In addition, holders of a series of ETNs have brought a purported class action in federal court in New York against Barclays PLC, Barclays Bank PLC, and former and current executives and board members in the US alleging, among other things, that Barclays’ failure to disclose that these ETNs were unregistered securities misled investors and that, as a result, Barclays is liable for the holders’ alleged losses following the suspension of further sales and issuances of such series of ETNs. The plaintiffs were granted leave to amend and filed a new complaint in March 2024.
Barclays has filed a motion to dismiss.
In March 2024, a putative class action was filed in federal court in New York against Barclays PLC, Barclays Bank PLC and former and current executives. The plaintiff purports to bring claims on behalf of a class of short sellers, alleging that their short positions suffered substantial losses when Barclays suspended new issuances and sales of VXX ETNs as a result of the over-issuance of securities. Barclays has filed a motion to dismiss.
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax
In 2018, HMRC issued notices that have the effect of either removing certain Barclays overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group or preventing them from joining it. Supplies between members of a UK VAT group are generally free from
VAT. The notices had both retrospective and prospective effect. Barclays appealed HMRC’s decisions to the First-Tier Tribunal (Tax
Chamber) in relation to both the retrospective VAT assessments and the on-going VAT payments made since 2018. £181m of VAT
(inclusive of interest) was assessed retrospectively by HMRC covering the periods 2014 to 2018, of which approximately £128m is expected to be attributed to Barclays Bank UK PLC and £53m to Barclays Bank PLC. This retrospectively assessed VAT was paid in 2018 and an asset, adjusted to reflect expected eventual recovery, is recognised. Since 2018 Barclays has paid, and recognised as an expense, VAT on intra-
group supplies from the relevant subsidiaries to the members of the VAT group. In respect of the ongoing VAT payments, the court upheld
HMRC’s denial of the VAT grouping in August 2024. Barclays has appealed this decision to the Upper Tribunal.
FCA investigation concerning financial crime systems and controls and compliance with the Money Laundering Regulations 2007
The FCA is conducting a civil enforcement investigation into Barclays Bank UK PLC’s and Barclays Bank PLC’s compliance with the Money
Laundering Regulations 2007 and the FCA’s Principles of Business and Rules relating to anti-money laundering and financial crime systems and controls. The FCA's investigation focuses primarily on the historical oversight and management of certain customers with heightened risk. Barclays has been cooperating with the investigation.
UK bank levy
In November 2024, HMRC updated its published guidance on the treatment of beneficiary accounts for the purposes of the exclusion of protected deposits from the UK bank levy charge. HMRC’s interpretation of the UK bank levy legislation differs from Barclays’ interpretation of the legislation, which has been applied in Barclays’ UK bank levy returns and which Barclays continues to consider is correct. In December
2024, HMRC wrote to notify Barclays of its intention to challenge this treatment. Engagement with HMRC is at an early stage and assessments have not yet been issued.
General
The Barclays Bank Group is engaged in various other legal, competition and regulatory matters in the UK, the US and a number of other overseas jurisdictions. It is subject to legal proceedings brought by and against the Barclays Bank Group which arise in the ordinary course of business from time to time, including (but not limited to) disputes in relation to contracts, securities, guarantees, debt collection, consumer credit, fraud, trusts, client assets, competition, data management and protection, intellectual property, money laundering, financial crime, employment, environmental and other statutory and common law issues.
The Barclays Bank Group is also subject to enquiries and examinations, requests for information, audits, investigations and legal and other proceedings by regulators, governmental and other public bodies in connection with (but not limited to) consumer protection measures, measures to combat money laundering and financial crime, compliance with legislation and regulation, wholesale trading activity and other areas of banking and business activities in which the Barclays Bank Group is or has been engaged. The Barclays Bank Group is cooperating with the relevant authorities and keeping all relevant agencies briefed as appropriate in relation to these matters and others described in this note on an ongoing basis.
At the present time, the Barclays Bank Group does not expect the ultimate resolution of any of these other matters to have a material adverse effect on its financial position. However, in light of the uncertainties involved in such matters and the matters specifically described in this note, there can be no assurance that the outcome of a particular matter or matters (including formerly active matters or those matters arising after the date of this note) will not be material to Barclays Bank PLC’s results, operations or cash flows for a particular period, depending on, among other things, the amount of the loss resulting from the matter(s) and the amount of profit otherwise reported for the reporting period.